ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued expenses

22.	ACCRUED EXPENSES
Accrued expenses is comprised of the following:

(in thousands of $)	2024	2023
Vessel related (1)	(24,999)	(120,152)
Finance related (2)	(27,560)	(13,936)
Administrative related (3)	(13,502)	(10,211)
Current tax payable	(10)	(511)
Accrued expenses	(66,071)	(144,810)
(1) “Vessel related” accrued expenses comprised of vessel operating expenses such as crew wages, supplies, routine repairs, maintenance, lubricating oils and insurance. As of December 31, 2024, included in “Vessel related” are accrued costs related to Gimi and MKII FLNG conversion of $13.6 million and $2.1 million, respectively (2023: $96.3 million and $7.8 million, respectively).

(2) “Finance related” accrued expenses comprised of accrued interest on Golar and VIE debt facilities (note 21).

(3) “Administrative related” accrued expenses comprised of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other office and general expenses.